Change in estimate (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected (decrease) increase in depreciation expense [Abstract]
2021	$ (9,826,000)
2022	(4,672,000)
2023	2,204,000
2024	2,688,000
2025	2,688,000
2026	2,688,000
2027	2,686,000
2028	1,394,000
2029	149,000
Change in tax position [Abstract]
Income tax recovery recorded in other comprehensive income	7,213,097
Income tax recovery recorded in profit and loss	$ 2,136,463
Infrastructure Assets [Member]
Change in estimates [Abstract]
Estimated useful lives of plant and equipment	10 years	4 years